Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents. [Abstract]
Schedule of Cash and Cash Equivalents

EUR'000	2025	2024	2023
Cash at bank and on hand	151,679	51,253	96,608